Exhibit 99.1

World Omni Auto Receivables Trust 2011-A

Monthly Servicer Certificate

March 31, 2012

Dates Covered
Collections Period	03/01/12 - 03/31/12
Interest Accrual Period	03/15/12 - 04/15/12
30/360 Days	30
Actual/360 Days	32
Distribution Date	04/16/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/12	537,136,305.29	36,251
Yield Supplement Overcollateralization Amount at 02/29/12	21,616,870.39	0

Receivables Balance at 02/29/12	558,753,175.68	36,251
Principal Payments	22,410,909.60	858
Defaulted Receivables	1,069,893.19	56
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/12	20,401,265.03	0

Pool Balance at 03/31/12	514,871,107.86	35,337

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540
Delinquent Receivables:
Past Due 31-60 days	5,820,890.36	454
Past Due 61-90 days	1,107,645.73	84
Past Due 91 + days	267,251.70	22

Total	7,195,787.79	560

Total 31+ Delinquent as % Ending Pool Balance	1.40%
Recoveries	713,746.62
Aggregate Net Losses/(Gains) - March 2012	356,146.57
Overcollateralization Target Amount	30,892,266.47
Actual Overcollateralization	30,892,266.47
Weighted Average APR	3.76%
Weighted Average APR, Yield Adjusted	6.01%
Weighted Average Remaining Term	46.36

Flow of Funds	$ Amount
Collections	24,665,719.81
Advances	(7,381.27)
Investment Earnings on Cash Accounts	4,075.48
Servicing Fee	(465,627.65)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	24,196,786.37

Distributions of Available Funds
(1) Class A Interest	462,179.78
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	20,929,285.58
(9) Distribution to Certificateholders	2,707,651.89
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	24,196,786.37

Servicing Fee	465,627.65
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 03/15/12	504,908,126.97
Principal Paid	20,929,285.58
Note Balance @ 04/16/12	483,978,841.39

Class A-1
Note Balance @ 03/15/12	0.00
Principal Paid	0.00
Note Balance @ 04/16/12	0.00
Note Factor @ 04/16/12	0.0000000%

Class A-2
Note Balance @ 03/15/12	115,180,126.97
Principal Paid	20,929,285.58
Note Balance @ 04/16/12	94,250,841.39
Note Factor @ 04/16/12	45.3129045%

Class A-3
Note Balance @ 03/15/12	213,000,000.00
Principal Paid	0.00
Note Balance @ 04/16/12	213,000,000.00
Note Factor @ 04/16/12	100.0000000%

Class A-4
Note Balance @ 03/15/12	127,995,000.00
Principal Paid	0.00
Note Balance @ 04/16/12	127,995,000.00
Note Factor @ 04/16/12	100.0000000%

Class B
Note Balance @ 03/15/12	24,366,000.00
Principal Paid	0.00
Note Balance @ 04/16/12	24,366,000.00
Note Factor @ 04/16/12	100.0000000%

Class C
Note Balance @ 03/15/12	24,367,000.00
Principal Paid	0.00
Note Balance @ 04/16/12	24,367,000.00
Note Factor @ 04/16/12	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	559,848.90
Total Principal Paid	20,929,285.58

Total Paid	21,489,134.48

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	61,429.40
Principal Paid	20,929,285.58

Total Paid to A-2 Holders	20,990,714.98

Class A-3
Coupon	1.11000%
Interest Paid	197,025.00
Principal Paid	0.00

Total Paid to A-3 Holders	197,025.00

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7009256
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.2032702

Total Distribution Amount	26.9041958

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2953337
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	100.6215653

Total A-2 Distribution Amount	100.9168990

A-3 Interest Distribution Amount	0.9250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.9250000

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 02/29/12	70,404.94
Balance as of 03/31/12	63,023.67
Change	(7,381.27)

Reserve Account
Balance as of 03/15/12	2,064,965.17
Investment Earnings	353.87
Investment Earnings Paid	(353.87)
Deposit/(Withdrawal)	—
Balance as of 04/16/12	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17